UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       08-12-04
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     139
                                            -------------------------

Form 13F Information Table Value Total:     $354,463
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
3M Company                     com 604059105  900      10000  SH        SOLE           10000
Alliant Techsystems Inc.       com 018804104 1013      16000  SH        SOLE           16000
Alltel Corporation             com 020039103 2322      45875  SH        SOLE           45875
American International Group   com 026874107 7171     100599  SH        SOLE           100599
Ametek Inc.                    com 031100100 1103      35700  SH        SOLE           35700
Anadarko Petroleum Corporation com 032511107 2455      41900  SH        SOLE           41900
Arlington Hospitality, Inc.    com 041560103  162      50000  SH        SOLE           50000
Automatic Data Processing,Inc. com 053015103 1258      30040  SH        SOLE           30040
BB&T Corporation               com 066821109 2174      58800  SH        SOLE           58800
Balchem Corporation            com 057665200 2401      87300  SH        SOLE           87300
Baxter International           com 071813109  883      25600  SH        SOLE           25600
Beckman Coulter, Inc.          com 075811109 4075      66800  SH        SOLE           66800
Bed Bath and Beyond Inc.       com 075896100  919      23900  SH        SOLE           23900
Belden CDT Inc.                com 077454106  185      17500  SH        SOLE           17500
Berkshire Hathaway CLB         com 084670207 1472        498  SH        SOLE           498
Biomet, Inc.                   com 090613100 1053      23700  SH        SOLE           23700
Briggs & Stratton Corp.        com 109043109  432       4900  SH        SOLE           4900
Brookstone Inc.                com 114537103 5096     254175  SH        SOLE           254175
Brown & Brown,Inc.             com 115236101 1000      23200  SH        SOLE           23200
Brunswick Corporation          com 117043109 2020      49500  SH        SOLE           49500
C.R. Bard, Inc.                com 067383109  991      17500  SH        SOLE           17500
Century Telephone Enterprises  com 156700106 2253      75000  SH        SOLE           75000
Champion Enterprises, Inc.     com 158496109 2136     232700  SH        SOLE           232700
Chattem, Inc.                  com 162456107 6262     216900  SH        SOLE           216900
Christopher & Banks Corp.      com 171046105 8754     494300  SH        SOLE           494300
Citigroup Inc.                 com 172967101  209       4500  SH        SOLE           4500
Clarcor Inc.                   com 179895107  939      20500  SH        SOLE           20500
Coach Inc.                     com 189754104 1356      30000  SH        SOLE           30000
Comerica Inc.                  com 200340107 2069      37700  SH        SOLE           37700
Convergys Corporation          com 212485106  716      46500  SH        SOLE           46500
Countrywide Financial
  Corporation                  com 222372104 1302      18530  SH        SOLE           18530
Courier Corporation            com 222660102 1328      32150  SH        SOLE           32150
Craftmade International,Inc.   com 22413E104 6399     323200  SH        SOLE           323200
Darden Restaurants, Inc.       com 237194105  773      37600  SH        SOLE           37600
Diamond Offshore Drilling, Inc.com 25271C102 3672     154100  SH        SOLE           154100
Dollar Tree Stores, Inc.       com 25674710614029     511450  SH        SOLE           511450
Dominion Resources, Inc.       com 25746u109  315       5000  SH        SOLE           5000
Donaldson Company, Inc.        com 257651109  970      33100  SH        SOLE           33100
Dover Corporation              com 260003108 1191      28300  SH        SOLE           28300
Duke Realty Corporation        com 264411505  239       7500  SH        SOLE           7500
Emerson Electric Co.           com 291011104  529       8319  SH        SOLE           8319
Esterline Technologies Corp.   com 297425100  218       7400  SH        SOLE           7400
Ethan Allen Interiors Inc.     com 297602104  682      19000  SH        SOLE           19000
Everest Re Group, Ltd.         com 012268483 4018      50000  SH        SOLE           50000
Excelon Corporation            com 30161n101  233       7000  SH        SOLE           7000
Expeditors International       com 302130109 1122      22700  SH        SOLE           22700
Exxon Mobil Corporation        com 302290101 5223     117615  SH        SOLE           117615
FPL Group, Inc.                com 302571104  479       7500  SH        SOLE           7500
FactSet Research Systems Inc.  com 303075105 1021      21600  SH        SOLE           21600
Fargo Electronics, Inc.        com 30744p102 2836     255000  SH        SOLE           255000
Fifth Third Bancorp            com 316773100  457       8500  SH        SOLE           8500
First Data Corporation         com 319963104 5713     128325  SH        SOLE           128325
Fleetwood Enterprises Inc.     com 339099103 2485     170800  SH        SOLE           170800
Fortune Brands Inc.            com 349631101 3634      48180  SH        SOLE           48180
Furniture Brands International com 360921100 1816      72500  SH        SOLE           72500
Gallagher & Co., (Arthur J.)   com 363576109  868      28500  SH        SOLE           28500
Garmin Ltd.                    com g37260109 2681      72350  SH        SOLE           72350
General Dynamics Corporation   com 369550108 7259      73100  SH        SOLE           73100
Gentex Corporation             com 371901109  794      20000  SH        SOLE           20000
Genuine Parts Company          com 372460105 4797     120900  SH        SOLE           120900
Graco Inc.                     com 384109104 3602     116000  SH        SOLE           116000
Guidant Corp.                  com 401698105  978      17500  SH        SOLE           17500
H & R Block, Inc.              com 093671105 1206      25300  SH        SOLE           25300
Harley Davidson, Inc.          com 412822108 6987     112800  SH        SOLE           112800
Harris Corporation             com 413875105 2964      58400  SH        SOLE           58400
Health Care Property           com 421915109 2978     123900  SH        SOLE           123900
Hector Communications Corp.    com 422730101 1449      70000  SH        SOLE           70000
Hibbett Sporting Goods, Inc.   com 428565105 2045      74775  SH        SOLE           74775
Hillenbrand Industries, Inc.   com 431573104 4330      71630  SH        SOLE           71630
Host Marriott Corp.            com 44107P104  339      27400  SH        SOLE           27400
Huntington Bancshares Inc.     com 446150104  345      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  219      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105 7385     890800  SH        SOLE           890800
Integrated Circuit Systems, In com 45811k208  989      36400  SH        SOLE           36400
Johnson Controls, Inc.         com 478366107  974      18256  SH        SOLE           18256
Jones Apparel Group Inc.       com 480074103 8649     219075  SH        SOLE           219075
K-Swiss Inc. - Class A         com 482686102  608      30100  SH        SOLE           30100
KB Home                        com 48666k109  837      12200  SH        SOLE           12200
Kaydon Corporation             com 486587108 1237      40000  SH        SOLE           40000
Kellogg Corporation            com 487836108  996      23800  SH        SOLE           23800
Kimberly Clark Corp.           com 316773100  211       3200  SH        SOLE           3200
Layne Christensen Company      com 521050104 2064     124700  SH        SOLE           124700
Leggett & Platt, Inc.          com 524660107 6726     251800  SH        SOLE           251800
Leucadia National Corporation  com 527288104  601      12100  SH        SOLE           12100
Lifetime Hoan Corporation      com 531926103 5608     246068  SH        SOLE           246068
Lincare Holdings Inc.          com 532791100 3266      99400  SH        SOLE           99400
Littelfuse, Inc.               com 537008104  454      10700  SH        SOLE           10700
MBIA Inc.                      com 55262C100 2558      44800  SH        SOLE           44800
Manor Care, Inc.               com 564055101 3033      92800  SH        SOLE           92800
Maritrans Inc.                 com 570363101  527      35000  SH        SOLE           35000
Matthews International Corp.   com 577128101  329      10000  SH        SOLE           10000
Maxwell Shoe Inc. Cl A         com 577766108 9624     414100  SH        SOLE           414100
McCormick & Co. Inc.           com 579780206  976      28700  SH        SOLE           28700
Merck & Co., Inc.              com 589331107  420       8852  SH        SOLE           8852
Mettler-Toledo Intl Inc.       com 592688105  978      19900  SH        SOLE           19900
Mohawk Industries Inc.         com 608190104 9047     123380  SH        SOLE           123380
Monaco Coach Corporation       com 60886R103 3535     125500  SH        SOLE           125500
Mylan Laboratories             com 628530107 1826      90200  SH        SOLE           90200
National City Corporation      com 635405103 1201      34300  SH        SOLE           34300
National Dentex Corporation    com 63563h109 1921      64800  SH        SOLE           64800
Navigant Consulting, Inc.      com 63935n107  253      11800  SH        SOLE           11800
Neogen Corporation             com 640491106 3570     207400  SH        SOLE           207400
Nobel Learning
  Communities, Inc.            com 654889104  347      50000  SH        SOLE           50000
North Fork Bancorporation, Inc.com 659424105 5903     155150  SH        SOLE           155150
PICO Holdings, Inc.            com 693366205  848      45000  SH        SOLE           45000
Patterson Dental Company       com 703412106  971      12700  SH        SOLE           12700
Patterson-UTI Energy, Inc.     com 703414102 4714     141100  SH        SOLE           141100
Pinnacle West Capital Corp.    com 723484101  283       7000  SH        SOLE           7000
Pioneer Natural Resources Co.  com 723787107 4934     140650  SH        SOLE           140650
Plum Creek Timber Company, Inc.com 729251108  632      19400  SH        SOLE           19400
Polaris Industries Inc.        com 731068102 9974     207800  SH        SOLE           207800
Prima Energy Corp.             com 741901201  558      14100  SH        SOLE           14100
ProQuest Company               com 74346P102 3499     128400  SH        SOLE           128400
Pulte Homes Inc.               com 74586710115182     291800  SH        SOLE           291800
Rockwell Collins, Inc.         com 774341101 2704      81150  SH        SOLE           81150
Ross Stores, Inc.              com 778296103 9501     355050  SH        SOLE           355050
Ryans Family Steak Houses Inc. com 783519101  237      15000  SH        SOLE           15000
SEI Investments Co.            com 784117103  889      30600  SH        SOLE           30600
STERIS Corporation             com 859152100 6791     301000  SH        SOLE           301000
Schering-Plough                com 806605101  635      34350  SH        SOLE           34350
Simpson Manufacturing Co., Inc.com 829073105 4490      80000  SH        SOLE           80000
Snap-on Incorporated           com 833034101 2083      62100  SH        SOLE           62100
Sparton Corp.                  com 847235108 1120     126567  SH        SOLE           126567
Stryker Corp.                  com 863667101  913      16600  SH        SOLE           16600
Sungard Data Systems, Inc.     com 867914103 5035     193650  SH        SOLE           193650
Superior Uniform Group Inc.    com 868358102  556      35000  SH        SOLE           35000
Synovus Financial Corp.        com 87161c105 1838      72600  SH        SOLE           72600
Teleflex Inc.                  com 879369106 2583      51500  SH        SOLE           51500
The Southern Company           com 842587107  292      10000  SH        SOLE           10000
Theragenics Corporation        com 883375107   92      20000  SH        SOLE           20000
Toll Brothers Inc.             com 889478103  643      15200  SH        SOLE           15200
Tractor Supply Company         com 892356106  627      15000  SH        SOLE           15000
Unico American Corporation     com 904607108 3211     535145  SH        SOLE           535145
Velcro Industries N.V.         com 922571104 1824     158486  SH        SOLE           158486
Washington Mutual Inc.         com 939322103  357       9250  SH        SOLE           9250
Washington Real Estate
  Investment Trust             com 939653101 2057      70000  SH        SOLE           70000
Waters Corporation             com 941848103 4682      98000  SH        SOLE           98000
Weyco Group, Inc.              com 962149100  763      22500  SH        SOLE           22500
XTO Energy Inc.                com 98385x106 3981     133625  SH        SOLE           133625